Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Jun. 30, 2024
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	The shorter of useful life and lease term
Machines [Member]
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Electronic equipment [Member]
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, fixtures and equipment [Member]
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicle [Member]
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member]
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Minimum [Member] | Building [Member]
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	22 years
Maximum [Member]
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Building [Member]
Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	30 years